Inventories	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories

4.Inventories:

	December 31,	March 31,
	2022	2022

Raw materials	$5,154,170	$7,920,190
Work in progress	—	1,016,916
Finished goods	11,433,593	7,974,690
Supplies and spare parts	355,045	147,610
	$16,942,808	$17,059,406

During the three and nine-month periods ended December 31, 2022, the Company recorded impairment losses of nil and $3,079,997 respectively (2021 – impairment losses of $2,996,333 and $2,996,333, respectively) as a result of inventory measurements to their net realizable value. The impairment loss during the nine-month period ended December 31, 2022 is related to cannabis inventories that were impaired because they were subsequently sold or expected to be sold at prices lower than costs.

6.Inventories:

	March 31,	March 31,
	2022	2021
Raw materials	$7,920,190	$6,917,716
Work in progress	1,016,916	5,912,935
Finished goods	7,974,690	3,455,365
Supplies and spare parts	147,610	1,031,407
	$17,059,406	$17,317,423

During the years ended March 31, 2022 and 2021, inventories have been reduced by $3,772,066 and $18,962,254 respectively, as a result of a write-down to their net realizable value, which is included in cost of sales.